Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis	The recovery of such compensation applies regardless of whether an executive engaged in misconduct or otherwise cause or contributed to the requirement for a restatement, although the Compensation Committee is authorized to recover additional incentive-based compensation in situations where an executive engaged in intentional misconduct or fraud.